Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Comm. Social Resp.	Total Payments
Total	$ 180,770	$ 223,654	$ 50,013	$ 454,437
Salar de Atacama [Member]
Total	33,994	$ 223,654	46,735	304,383
El Norte Grande Caliche [Member]
Total	$ 146,776		$ 3,278	$ 150,054